GOF-P24 12/24

FRANKLIN INVESTORS SECURITIES TRUST
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 10, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective December 13, 2024, the following supersedes any and all disclosure to the contrary in each fund’s Summary Prospectus, Prospectus and SAI:

a. The portfolio managers of Franklin Long Duration Credit Fund are Andrew C. Benson, Michael Cho, and Josh Lohmeier.

b. The portfolio managers of Franklin Investment Grade Corporate ETF are Andrew C. Benson, Michael Cho, Marc Kremer, and Josh Lohmeier.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Long Duration Credit Fund……….…………………………	March 1, 2024

FRANKLIN TEMPLETON ETF TRUST
Franklin Investment Grade Corporate ETF…………………….……	August 1, 2024

Please retain this supplement for future reference.